INVENTORY	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORY
NOTE 4 -	INVENTORY

Inventory is composed of the following:

	December 31,
	2018	2017(*)

Raw materials and components	$10,758	$9,578
Work in progress	7,297	7,657
Spare parts	19,557	20,544
Finished goods	993	851

Total inventory (**)	$38,605	$38,630

  (*) reclassified
(**) The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2018 and 2017 were $8,284 and $8,615, respectively.

Slow inventory expenses amounted to $691, $964 and $1,138 for the years ended December 31, 2018, 2017 and 2016, respectively.
The company maintains a wide range of exchangeable units and other spare parts related to its products and services in various locations. Due to the long lead time of its suppliers and manufacturing cycles, the company needs to forecast demand and commit significant resources towards these inventories. As such, the company is subject to significant risks including excess inventory no longer relevant.